Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue Streams (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues	¥ 422,245,411	$ 60,073,613	¥ 541,924,655	¥ 585,365,937
Online AR advertising services [Member]
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues	422,245,411	60,073,613	541,924,655	571,842,123
Mobile games [Member]
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues				732,505
Sales of semiconductor products [Member]
Schedule of Disaggregate Revenue Streams [Line Items]
Total revenues				¥ 12,791,309